SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is September 14, 2018.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® CORE EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® VALUE FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND

Effective immediately, the “Ticker Symbols” table on the cover page is amended to include the following Class I and Class R6 shares for MFS U.S. Government Cash Reserve Fund:

Ticker Symbols
Fund	Class I	Class R6
MFS U.S. Government Cash Reserve Fund	CRHXX*	CRRXX*

*Expected to be offered on September 18, 2018.

Effective immediately, the paragraph following the “Ticker Symbols” table is restated in its entirety as follows:

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated December 29, 2017, as may be amended or supplemented from time to time. Each Fund’s financial statements are incorporated into this SAI by reference to the Fund’s most recent Annual Report to shareholders. In addition, for MFS U.S. Government Cash Reserve Fund, such Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Semiannual Report to shareholders.  You may obtain a copy of the Fund’s Prospectus, Annual Report, and Semiannual Report, without charge, by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

Effective immediately, the following paragraph is added as the last paragraph under the section entitled “Independent Registered Public Accounting Firm And Financial Statements”:

For MFS U.S. Government Cash Reserve Fund, the Financial Statements and Financial Highlights for the semiannual period ended February 28, 2018, are also incorporated by reference into this SAI from such Fund’s Semiannual Report to Shareholders. A copy of such Fund’s Annual Report and Semiannual Report accompany this SAI.

1035698	DECEMBER-SAI-COMBINED-SUP-I-091418

Effective immediately, the following row replaces the last row in the table entitled “Trustee Compensation Table,” footnote 7 to the table is restated, and additional footnote 8 to the table is added as set forth below under the main heading entitled “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler[1]	John A. Caroselli[2]	Maureen A. Goldfarb	David H. Gunning[8]	William R. Gutow[3]	Michael Hegarty	John P. Kavanaugh	Clarence Otis Jr.[4]	Mayanne L. Roepke	Laurie J. Thomsen	Robert W. Uek[5]
Total Trustee Compensation Paid by Fund and Fund Complex[7]	Not Applicable	Not Applicable	378,214	Not Applicable	314,823	$371,964	$426,964	Not Applicable	$371,964	$363,964	$315,823	$373,964	$371,964	Not Applicable

7 For calendar year 2017 for 134 funds that paid Trustee compensation.

8 Mr. Gunning retired as a Trustee of the Fund on December 31, 2017.

Effective immediately, the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

As of August 16, 2018, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund’s shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2017:

The following dollar ranges apply:

N.  None

A.  $1 – $10,000

B.  $10,001 – $50,000

C.  $50,001 – $100,000

D.  Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Blended Research Global Equity Fund	Dollar Range of Equity Securities in MFS Blended Research International Equity Fund	Dollar Range of Equity Securities in MFS Core Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Michael Hegarty	N	N	N	D
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Global New Discovery Fund	Dollar Range of Equity Securities in MFS Global Real Estate Fund	Dollar Range of Equity Securities in MFS Low Volatility Equity Fund	Dollar Range of Equity Securities in MFS Low Volatility Global Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Mid Cap Growth Fund	Dollar Range of Equity Securities in MFS New Discovery Fund	Dollar Range of Equity Securities in MFS Research International Fund
Interested Trustees
Robert J. Manning	N	N	N
Robin A. Stelmach	N	D	D
Independent Trustees
Steven E. Buller	N	C	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	N	N	N
Laurie J. Thomsen	N	B	N

Name and Position	Dollar Range of Equity Securities in MFS Technology Fund	Dollar Range of Equity Securities in MFS U. S. Government Cash Reserve Fund	Dollar Range of Equity Securities in MFS U. S. Government Money Market Fund
Interested Trustees
Robert J. Manning	N	N	D
Robin A. Stelmach	N	N	N
Independent Trustees
Steven E. Buller	N	N	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	D	N	N
Laurie J. Thomsen	B	N	N

Name and Position	Dollar Range of Equity Securities in MFS Value Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	D	D
Robin A. Stelmach	D	D
Independent Trustees
Steven E. Buller	D	D
John A. Caroselli[1]	N	B
Maureen R. Goldfarb	C	D
Michael Hegarty	N	D
John P. Kavanaugh	C	D
Clarence Otis, Jr. [1]	N	D
Maryanne L. Roepke	N	D
Laurie J. Thomsen	B	D

1Messrs. Caroselli and Otis, Jr., became Trustees of the Fund on March 23, 2017.

Effective immediately, the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of August 16, 2018. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND	None	None

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR

MFS BLENDED RESEARCH GLOBAL EQUITY FUND	72.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY[1]	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND	None	None

MFS CORE EQUITY FUND	None	None

MFS GLOBAL NEW DISCOVERY FUND	None	None

MFS GLOBAL REAL ESTATE FUND	None	None

MFS LOW VOLATILITY EQUITY FUND	None	None

MFS LOW VOLATILITY GLOBAL EQUITY FUND	None	None

MFS MID CAP GROWTH FUND	None	None

MFS NEW DISCOVERY FUND	None	None

MFS RESEARCH INTERNATIONAL FUND	46.06	MFS INTERNATIONAL DIVERSIFICATION FUND[2]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS TECHNOLOGY FUND	None	None

MFS U.S. GOVERNMENT CASH RESERVE FUND	None	None

MFS U.S. GOVERNMENT MONEY MARKET FUND	None	None

MFS VALUE FUND	None	None

1 Because Massachusetts Financial Services Company owns more than 25% of the Fund’s shares, it may control the outcome of a vote of shareholders. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

2 The MFS Fund listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund’s best long-term economic interest.

Effective immediately, the sub-section entitled “5% or Greater Ownership of Share Class” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of August 16, 2018.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS A	29.52	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.72	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.07	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.83	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.34	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	16.30	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS B	30.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.10	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	12.29	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	12.12	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	19.27	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS C	20.25	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.80	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.65	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	15.05	CHRISTOPHER A WATTS	13806 HIGH FERRY LN	CYPRESS TX 77429-1899
	14.40	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.99	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	21.21	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS I	51.00	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	40.34	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R3	71.44	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	28.56	CHARLES J FALCH TRUSTEE FBO BARTINGALE MECHANICAL INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R4	88.72	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.28	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R6	87.99	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	29.21	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	16.79	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.42	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.84	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.75	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.98	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.36	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS A	19.63	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.44	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	14.86	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.93	KENNETH E ESTES & RUBY MYATT TTEES KENNETH E ESTES TRUST	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	6.05	KENNETH E ESTES	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	8.20	ALDO J BARBAGLIA	125 MATTOS CT	DANVILLE CA 94506-1140
	7.82	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	27.16	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS B	87.88	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	6.89	CHRISTOPHER JOST	870 MAPLE ST	CLEVELAND WI 53015-1461

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS C	30.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	19.86	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.88	CHRISTOPHER A WATTS	13806 HIGH FERRY LN	CYPRESS TX 77429-1899
	8.42	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.44	BRYAN A SIPES	860 HERITAGE HILLS DR	YORK PA 17402-8400
	6.54	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	30.96	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS I	35.08	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	20.57	JONATHAN W SAGE	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	18.59	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	18.28	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R6	97.53	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS A	98.65	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS B	61.31	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	19.30	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	15.46	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS C	28.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	23.95	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	21.83	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.35	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.25	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS I	87.99	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.25	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R2	44.96	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	44.96	TOA ELECTRONICS INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	36.34	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	18.70	KENNETH J DETMER TRUSTEE FBO SUMMIT INDUSTRIES	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R6	94.61	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	22.43	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	20.70	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.82	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.28	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.45	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.03	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.24	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.66	MFS LIFETIME 2020 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS CORE EQUITY FUND
CLASS A	27.84	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.70	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.65	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.41	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	21.15	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS B	14.14	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.74	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.90	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.52	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.10	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	42.45	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS C	15.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.01	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.05	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	17.38	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS I	24.38	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	22.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.45	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.16	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.07	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.69	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.49	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

MFS CORE EQUITY FUND
CLASS R1	74.98	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	74.98	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	5.22	NATIONWIDE TRUST COMPANY	PO BOX 182029	COLUMBUS OH 43218-2029

MFS CORE EQUITY FUND
CLASS R2	53.35	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	53.30	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.34	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.65	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	6.54	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS CORE EQUITY FUND
CLASS R3	33.84	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	32.62	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	13.27	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	11.48	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.74	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.74	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.71	TD AMERITRADE TRUST CO	PO BOX 17748	DENVER CO 80217-0748

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.69	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS CORE EQUITY FUND
CLASS R4	30.95	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	23.92	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.20	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	13.60	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	13.55	COLUMBUS REG HOSP	PO BOX 7876	FORT WAYNE IN 46801-7876

MFS CORE EQUITY FUND
CLASS R6	61.71	STATE OF LOUISIANA TRUSTEE FBO LOUISIANA PUBLIC EMPLOYEES	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	29.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.68	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS GLOBAL NEW DISCOVERY FUND
CLASS A	40.61	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	18.14	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.60	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.83	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS B	36.63	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	21.72	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.98	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.06	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS C	32.60	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.83	MARK G WORISCHECK & TRACY L WORISCHECK TTEES THE WORISCHECK FAMILY REVOCABLE LIVING TRUST	1841 E ROCKY SLOPE DR	PHOENIX AZ 85048-4507
	5.23	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	15.95	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS I	54.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	30.14	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

MFS GLOBAL NEW DISCOVERY FUND
CLASS R1	98.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R2	46.96	CONTENTO ESAJIAN KIEREJCZYK & LONG AD ART INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	34.81	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.45	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.78	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.76	CITY OF MONTESANO WA	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS GLOBAL NEW DISCOVERY FUND
CLASS R3	51.60	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	35.26	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	24.35	OKANOGAN COUNTY PUB HOS DIS #3	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.16	SOUTH BEND COMMUNITY SCH CORP	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.54	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758
	10.54	MANGANO LAW OFFICES CO LPA	PO BOX 10758	FARGO ND 58106-0758

MFS GLOBAL NEW DISCOVERY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R6	48.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	47.52	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS GLOBAL REAL ESTATE FUND
CLASS A	38.76	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.30	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.06	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	10.56	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS GLOBAL REAL ESTATE FUND
CLASS B	14.27	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.37	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.07	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.02	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	44.19	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS C	13.80	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	13.52	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.72	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	12.26	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.17	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.07	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.85	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.32	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS I	67.73	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.77	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.92	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761

MFS GLOBAL REAL ESTATE FUND
CLASS R1	34.58	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	33.49	JERRY & ZEN CICHON TRUSTEE FBO INNOVATIVE RACK & GEAR CO INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	13.58	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.58	LISLE COMMUNITY UNIT SD 202	717 17TH ST STE 1300	DENVER CO 80202-3304

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.20	TROY BALGO TRUSTEE FBO VALLEY MEDICAL MANAGEMENT OF PAIN	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R2	25.60	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	13.31	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	10.02	IMPEDIMED	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	12.75	HARTFORD	PO BOX 5051	HARTFORD CT 06102-5051
	5.70	THOMAS HOPKINS & JODY TATRO TRUSTEE FB TATRO & WHEELER INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R3	24.67	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	19.52	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	18.99	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.44	DION’S	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.36	HARTFORD	PO BOX 5051	HARTFORD CT 06102-5051
	8.74	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	13.88	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS GLOBAL REAL ESTATE FUND
CLASS R4	72.88	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	20.10	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS GLOBAL REAL ESTATE FUND
CLASS R6	76.54	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	29.30	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	25.13	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.43	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.68	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS LOW VOLATILITY EQUITY FUND
CLASS A	47.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	10.75	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.96	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	12.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS B	23.53	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.91	OPPENHEIMER & CO INC.	PO BOX 15207	CLEARWATER FL 33766-5207
	6.05	PIETRO NASTA	610 W CANON PERDIDO ST	SANTA BARBARA CA 93101-4404
	29.91	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS C	40.63	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	11.16	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.95	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.05	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.75	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	7.84	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS I	72.74	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.90	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS LOW VOLATILITY EQUITY FUND
CLASS R1	51.36	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	48.64	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	38.20	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.45	VILLAGE THERAPY WORKS INC	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY EQUITY FUND
CLASS R2	58.05	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	46.76	CENTER FOR THE RIGHTS & INTERESTS O	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	11.28	CROWL MECHANICAL, INC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	41.95	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS R3	98.20	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS R6	79.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.64	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS A	38.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	13.08	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	9.22	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.04	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.67	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.91	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS B	26.93	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.25	RBC CAPITAL MARKETS LLC	510 MARQUETTE AVE S	MINNEAPOLIS MN 55402-1110
	17.19	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.50	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.48	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS C	32.40	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	18.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.52	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	9.72	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.41	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.17	PANETTIERI FAMILY LLC	10 PANETTIERI DR	LAKEVILLE MA 02347-1928
	6.25	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS I	82.15	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.87	JAMES A JESSEE & KIMBERLY B JESSEE TTEES JAMES A JESSEE REVOCABLE TRUST	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R1	88.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	12.00	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	12.00	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R6	45.13	MAC & CO	525 WILLIAM PENN PLACE, RM 153-3602 500 GRANT STREET ROOM 151-1010	PITTSBURGH PA 15219-2502
	16.19	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	10.40	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.89	SAXON & CO	PO BOX 94597	CLEVELAND OH 44101-4597
	6.89	FAYETT CO	PO BOX 94597	CLEVELAND OH 44101-4597
	5.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS MID CAP GROWTH FUND
CLASS A	44.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.35	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	14.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS B	10.43	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.81	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.71	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.66	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	49.94	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS C	14.86	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.92	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.09	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.98	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	17.97	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS 529A	27.04	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.51	ERIC B FISCHMAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	72.96	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
529B	24.69	MFS SERVICE CENTER INC.	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	10.76	ANDREA M BOUCK	1799 NE ROCKY DR	ROSEBURG OR 97470-5744
	6.88	JERRY D ROUTH	133 AUGUSTA ST	HENDERSON NV 89074-1052
	5.07	DORY J SCHNEIDER	4337 S MARION PL	CHANDLER AZ 85249-4788
	74.45	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
529C	9.78	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.95	SUZANNE SASSI	30 ESTRELLA AVE	PIEDMONT CA 94611-3920
	7.05	JOALICE SMYTH	415 MINE BROOK RD	FAR HILLS NJ 07931-5500

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	90.22	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS I	22.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.28	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.90	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.75	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.92	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS MID CAP GROWTH FUND
CLASS R1	53.69	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	53.69	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.98	DAVID HENDERSON TRUSTEE FBO FIRST STATE BANK OF DEKALB COUNTY	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.92	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	6.56	JESSA MEDICAL SUPPLY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	6.92	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.67	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.44	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS MID CAP GROWTH FUND
CLASS R2	34.86	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	34.86	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	20.17	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	12.49	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	9.42	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.17	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS MID CAP GROWTH FUND
CLASS R3	27.34	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.87	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	9.86	PIMS/PRUDENTIAL	PO BOX 799	811 MADISON AVE
	9.53	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	7.13	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS MID CAP GROWTH FUND
CLASS R4	48.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	24.58	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	9.80	RELIANCE TRUST CO	1100 ABERNATHY RD	ATLANTA GA 30328-5620
	9.52	ADP ACCESS LARGE MARKET	1100 ABERNATHY RD	ATLANTA GA 30328-5620

MFS MID CAP GROWTH FUND
CLASS R6	60.53	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	23.70	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	21.00	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.63	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.20	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	15.31	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS NEW DISCOVERY FUND
CLASS A	28.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.17	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.85	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.27	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	20.33	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS B	12.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.51	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.20	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	38.01	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW DISCOVERY FUND
CLASS C	12.96	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.89	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.53	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.86	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	6.66	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.07	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.83	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.79	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.59	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.26	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS I	36.01	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.85	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.61	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.61	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.38	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.34	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.07	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761

MFS NEW DISCOVERY FUND
CLASS R1	59.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	59.11	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	12.16	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.64	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	5.35	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW DISCOVERY FUND
CLASS R2	36.02	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	21.48	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	27.53	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	10.72	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.11	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.02	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS NEW DISCOVERY FUND
CLASS R3	40.44	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	15.13	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.49	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	12.45	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY	1300 S CLINTON ST	FORT WAYNE IN 46802-3506

MFS NEW DISCOVERY FUND
CLASS R4	24.43	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	20.96	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
	12.38	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	9.09	MATRIX TRUST COMPANY	PO BOX 52129	PHOENIX AZ 85072-2129
	8.82	MGM RESORTS INTL	PO BOX 52129	PHOENIX AZ 85072-2129
	7.86	NATIONWIDE TRUST COMPANY	PO BOX 182029	COLUMBUS OH 43218-2029
	6.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.65	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS NEW DISCOVERY FUND
CLASS R6	27.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	57.45	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	22.02	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.84	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.08	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.51	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.93	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS A	38.35	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	27.54	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.76	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.07	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS B	17.08	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.28	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	44.93	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS C	32.07	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.32	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.52	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529A	20.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	79.03	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529B	12.69	ELAINE V HOWARD	3607 RUNNYMEDE CT	OWENSBORO KY 42303-7819
	9.09	SUSAN E KERNDT	14012 FLAGSTONE TRL	APPLE VALLEY MN 55124-3321
	7.17	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.19	CHRIS K RHOADS	1290 HILL BRIDGE RD	UTICA KY 42376-9511
	5.80	JERALD B HAWK	819 BROMLEY ST	SILVER SPRING MD 20902-3019
	92.83	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS 529C	6.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	93.56	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS I	24.77	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	20.48	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.48	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	8.25	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS RESEARCH INTERNATIONAL FUND
CLASS R1	58.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	58.12	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	15.82	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.93	CARTEL INDUSTRIES LLC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	11.81	JOHN GILLIGAN FBO FURNITURE SHOP	4259 S WESTERN BLVD	CHICAGO IL 60609-2237
	6.44	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS RESEARCH INTERNATIONAL FUND
CLASS R2	50.54	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	19.26	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	19.26	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	8.70	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.54	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS RESEARCH INTERNATIONAL FUND
CLASS R3	23.25	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	21.06	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	17.25	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	20.76	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	14.32	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.07	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS R4	41.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.77	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	7.03	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.03	GRTR LWRNC FAMILY HLTH CTR	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.94	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.24	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.18	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS RESEARCH INTERNATIONAL FUND
CLASS R6	67.86	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	57.47	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.24	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.15	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.23	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
	6.04	MORI & CO	922 WALNUT ST	MAILSTOP TBTS 2

MFS TECHNOLOGY FUND
CLASS A	19.13	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.83	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.21	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.81	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	18.88	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS B	22.86	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.51	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	12.71	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.35	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.07	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	20.83	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS C	15.19	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	12.00	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.05	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.37	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.61	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	6.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.18	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.33	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS I	19.30	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	16.20	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	13.73	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.16	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.21	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.45	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	5.96	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS TECHNOLOGY FUND
CLASS R1	64.00	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	8.35	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.63	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.45	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS TECHNOLOGY FUND
CLASS R2	23.15	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	22.89	MASSMUTUAL
	16.63	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	12.50	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.96	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	6.84	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.20	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS TECHNOLOGY FUND
CLASS R3	18.93	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	13.73	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	10.33	PIMS/PRUDENTIAL	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	10.33	GRUNDFOS PUMPS CORPORATION	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	9.29	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	7.15	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.93	JOHN HANCOCK TRUST COMPANY LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324
	6.64	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	6.64	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	6.56	GREAT-WEST LIFE & ANNUITY	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.56	FUTURE FUNDS II	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.33	AMERICAN UNITED LIFE	PO BOX 368	INDIANAPOLIS IN 46206-0368
	5.13	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758

MFS TECHNOLOGY FUND
CLASS R4	25.71	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.13	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.24	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	11.46	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	8.76	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.76	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.80	PIMS/PRUDENTIAL RETPLAN	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.80	SAN DIEGO UNIFIED PORT DISTRICT	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128

MFS TECHNOLOGY FUND
CLASS R6	27.56	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	22.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.10	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	5.49	DUFF & PHELPS	PO BOX 28004	ATLANTA GA 30358-0004
	6.88	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	6.31	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.40	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.40	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS A	8.97	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.97	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.01	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	49.41	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS B	13.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.43	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.65	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.80	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	51.07	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS C	8.23	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.03	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.28	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.75	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	40.20	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529A	7.64	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	92.36	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529B	15.60	AMY S MCMEEKIN	1497 DOYLE RD	CEDARTOWN GA 30125-6649
	11.08	JEFFREY ROTHSTEIN	54 JESSICA WAY	SOUTH ORANGE NJ 07079-1353
	8.05	RANDI JARTUN BOST	7624 SE 114TH CT	PORTLAND OR 97266-5977
	6.04	WARREN MCARTHUR	660 RALPH MCGILL BLVD NE APT 3406	ATLANTA GA 30312-1161
	98.35	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529C	7.77	KEVIN F KEEGAN	6 HILLSIDE TER	BELMONT MA 02478-3807
	6.48	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	93.52	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R1	97.55	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	97.55	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R2	93.64	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	93.64	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R3	97.55	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	95.67	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R4	96.01	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS U.S. GOVERNMENT MONEY MARKET
FUND	15.42	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.11	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.11	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.87	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	34.81	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS A	27.23	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	18.53	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.79	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.60	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS B	17.42	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.38	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.78	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.98	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.54	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	22.61	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS C	22.50	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.83	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.66	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	7.87	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.67	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.08	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.95	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.87	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS VALUE FUND
CLASS 529A	26.79	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	73.21	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529B	9.20	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.50	JEANNE F FONTANA	75 STOUGHTON RD	DEDHAM MA 02026-5231
	90.80	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529C	12.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	87.08	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS I	17.92	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.10	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.03	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS VALUE FUND
CLASS R1	35.95	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	21.59	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	20.98	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.33	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	5.29	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS VALUE FUND
CLASS R2	17.96	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	13.11	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	10.05	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	17.53	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.85	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	9.52	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	9.52	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.96	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS VALUE FUND
CLASS R3	30.11	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.95	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	6.88	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
	7.20	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	6.59	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS VALUE FUND
CLASS R4	35.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.27	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	6.54	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	6.17	VANTAGETRUST - UNITIZED	C/O ICMA RETIREMENT CORPORATION 777 N CAPITOL ST NE	WASHINGTON DC 20002-4239

MFS VALUE FUND
CLASS R6	25.00	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	20.30	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.45	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

Effective immediately, the table within the sub-section entitled “Compensation” under the main heading entitled “Appendix D – Portfolio Manager(s)” is restated in its entirety as follows:

As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Emerging Markets Equity Fund	Jed Stocks	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Jim Fallon	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Matt Krummell	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Jonathan Sage	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds

MFS Blended Research Global Equity Fund	Jonathan Sage	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jim Fallon	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Matt Krummell	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jed Stocks	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds

MFS Blended Research International Equity Fund	Jed Stocks	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds
	Jim Fallon	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds
	Matt Krummell	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds
	Jonathan Sage	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds

MFS Global New Discovery Fund	Peter Fruzzetti	MSCI All Country World Small Mid Cap Index (net div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds
	Michael Grossman	MSCI All Country World Small Mid Cap Index (net div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds

MFS Global Real Estate Fund	Rick Gable	FTSE EPRA/NAREIT Developed Real Estate Index (net div) Lipper Global Real Estate Funds

MFS Low Volatility Equity Fund	Jim Fallon	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Matt Krummell	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jonathan Sage	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jed Stocks	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds

MFS Low Volatility Global Equity Fund	Jim Fallon	MSCI All Country World Index (net div) Lipper Global Large-Cap Core Funds
	Matt Krummell	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jonathan Sage	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jed Stocks	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds

MFS Mid Cap Growth Fund	Eric Fischman	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Paul Gordon	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds

MFS New Discovery Fund	Michael Grossman	Russell 2000® Growth Index Lipper Small-Cap Growth Funds

MFS Research International Fund	Jose Luis Garcia	MSCI EAFE (Europe, Australasia, Far East) Index (net div) Lipper International Funds Lipper International Multi-Cap Growth Funds

MFS Technology Fund	Matthew Sabel	Standard & Poor’s North American Technology Sector Index Lipper Science & Technology Funds Lipper Global Science/Technology Funds

MFS Value Fund	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds
	Steven Gorham	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds

The Russell Midcap® Growth Index, Russell 1000® Value Index, and Russell 2000® Growth Index are trademarks/service marks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.